Supplement dated November 14, 2012 to the Prospectuses for

Madison Mosaic Government Money Market Trust dated February 1, 2012	Madison Mosaic Tax-Free Trust dated February 1, 2012, as supplemented, for the Virginia Tax-Free Fund and Tax-Free National Fund
Madison Mosaic Income Trust dated May 1, 2012, as supplemented, for the Government Fund Core Bond Fund Institutional Bond Fund and Investment Grade Corporate Bond Fund	Madison Mosaic Equity Trust dated May 1, 2012, as supplemented, for the Investors Fund Mid-Cap Fund Disciplined Equity Fund Dividend Income Fund and NorthRoad International Fund

Reorganizations of Madison Mosaic Funds

At a meeting held on November 6, 2012, the Boards of Trustees of the Madison Mosaic Government Money Market Trust, Madison Mosaic Tax-Free Trust, Madison Mosaic Income Trust and Madison Mosaic Equity Trust (collectively, the “Madison Mosaic Funds” or the “Selling Funds”), approved the reorganizations (the “Reorganizations”) of each Madison Mosaic Fund with and into a corresponding series and class of MEMBERS® Mutual Fund (collectively, the “Buying Funds”), subject to the approval of the shareholders of each Madison Mosaic Fund.   The Madison Mosaic Funds and the Buying Funds are managed by Madison Investment Advisors, LLC (“MIA”) and Madison Asset Management, LLC, respectively (“MAM” and together with MIA, “Madison”).  MIA and MAM are under the common control of Madison Investment Holdings, Inc. and are, therefore, affiliates.

The table below shows each Madison Mosaic (or Selling) Fund (by share class) and the corresponding Buying Fund (by share class).

Selling Fund (Madison Mosaic Funds)	Buying Fund (MEMBERS® Mutual Funds)1
Madison Mosaic Government Money Market Trust Class Y	Madison Cash Reserves Fund Class A

Madison Mosaic Tax-Free Trust:
Virginia Tax-Free Fund Class Y2	Madison Tax-Free Virginia Fund Class Y
Tax-Free National Fund Class Y	Madison Tax-Free National Fund Class Y

Madison Mosaic Income Trust:
Government Fund Class Y	Madison Government Bond Fund Class Y
Core Bond Fund Class Y	Madison Core Bond Fund Class Y3
Core Bond Fund Class R6	Madison Core Bond Fund Class R63
Institutional Bond Fund Class Y4	Madison High Quality Bond Fund Class Y
Investment Grade Corporate Bond Fund Class Y	Madison Corporate Bond Fund Class Y

Madison Mosaic Equity Trust:
Investors Fund Class Y	Madison Investors Fund Class Y
Mid-Cap Fund Class Y	Madison Mid Cap Fund Class Y
Mid-Cap Fund Class R6	Madison Mid Cap Fund Class R6
NorthRoad International Fund Class Y	Madison NorthRoad International Fund Class Y
NorthRoad International Fund Class R6	Madison NorthRoad International Fund Class R6
Dividend Income Fund Class Y	Madison Dividend Income Fund Class Y
Disciplined Equity Fund Class Y	Madison Disciplined Equity Fund Class Y
Disciplined Equity Fund Class R6	Madison Disciplined Equity Fund Class R6
1 MEMBERS® Mutual Funds will be renamed Madison Funds® in February 2013.
2The Virginia Tax-Free Fund will be renamed the Tax-Free Virginia Fund as part of the Reorganizations.
3This fund is currently called the Bond Fund and will be renamed the Core Bond Fund in February 2013.
4The Institutional Bond Fund will be renamed the High Quality Bond Fund as part of the Reorganizations.

At the meeting on November 6th, the Boards of Trustees also called for a Special Meeting of the Shareholders of the Madison Mosaic Funds (the “Special Meeting”) to vote on the Reorganizations.  The Special Meeting is expected to occur in March 2013, and, if approved, the Reorganizations will occur as soon as practicable thereafter.  More information about the date of the Special Meeting will be provided in the proxy solicitation materials for the Reorganizations.

The Boards of Trustees approved the Reorganizations for several reasons, including the following:

•
No Significant Change in Investment:  As proposed, the Reorganizations contemplate that shareholders of each Madison Mosaic Fund will become shareholders of the corresponding Buying Fund with similar (or identical, in some cases) investment objectives and strategies, similar fundamental and non-fundamental investment policies and, except as provided below, no increase in overall fund expenses.  The overall expense ratio for the Core Bond Fund’s Class R6 shares will increase from 0.42% to 0.52%.

•
Fund Governance Simplification:  Currently, the Madison Mosaic Funds and the Buying Funds, though affiliated, are governed by separate boards of trustees with their own committee structures.  The funds also each make separate filings with the Securities and Exchange Commission (“SEC”).  The Boards of Trustees of Madison Mosaic Funds have concluded that the Reorganizations will help simplify fund governance by reducing both the absolute number of funds in the Madison complex and the complexity inherent with multiple Board, committee and SEC registrants.

•
Operational and Administrative Efficiencies:  The Boards of Trustees have concluded that the Reorganizations will serve to achieve greater operational and administrative efficiencies.  Madison currently manages the Madison Mosaic Funds, which consist of four separate SEC registrants, and the Buying Funds, which is one SEC registrant.  Upon consummation of the Reorganizations, of these five separate SEC registrants, only one will survive.  This will help reduce resources devoted to, among other things, creating and maintaining five separate sets of quarterly financial statements, five separate sets of annual and semi-annual reports, five separate sets of registration statements and, depending on the states, five separate sets of state “blue sky” registrations.

•
Legal and Compliance Efficiencies:  The Boards of Trustees have concluded that the Reorganizations will serve to achieve greater legal and compliance efficiencies.  By consolidating the Madison Mosaic Funds and the Buying Funds into a single SEC registrant, the result should be greater uniformity for legal disclosure purposes, thereby reducing or eliminating exceptions, provisions or other matters that are unique to each registrant. Likewise, consolidation affords greater efficiencies for compliance testing and review purposes, as well as consolidation of written policies and procedures.

•
Shareholder Service Enhancements:  The Reorganizations will offer shareholder service enhancements to the shareholders of the Madison Mosaic Funds, such as on-line account access, and enhanced investment options and exchange privileges for shareholders of both the Madison Mosaic Funds and the Buying Funds.

•
Tax-Free Status of Reorganizations/No Costs Borne by Shareholders:  The Reorganizations are expected to be tax-free to Madison Mosaic Fund shareholders, and no shareholder will bear any of the costs associated with the Reorganizations.

If the Reorganizations are approved by shareholders, the Agreement and Plan of Reorganization for each Madison Mosaic Fund contemplates (1) the transfer of all of the assets of each Selling Fund to the corresponding Buying Fund in exchange for shares of the Buying Fund having an aggregate value equal to the net assets of the Selling Fund; (2) the assumption by each Buying Fund of all of the liabilities of the corresponding Selling Fund; and (3) the distribution of shares of each Buying Fund to the shareholders of the corresponding Selling Fund in complete liquidation of the Selling Fund. Each shareholder of each Selling Fund will receive shares of a corresponding class of each Buying Fund having an aggregate value equal to the aggregate value of the shares of the Selling Fund held by shareholder as of the closing date of the Reorganizations.

If the Reorganizations are not approved by shareholders, the Boards of Trustees will consider alternative courses of action deemed to be appropriate and in the best interests of shareholders, including but not limited to liquidation of the relevant fund or funds.

Transfer Agent Change

Subject to consummation of the Reorganizations, the transfer agent for the Madison Mosaic Funds will change from U.S. Bancorp Fund Services, LLC to Boston Financial Data Services, Inc.  As part of this change, shareholders will be required to use a new telephone number and new addresses when interacting with the transfer agent.  More detailed information regarding this change will be provided to shareholders in early 2013.

# # # #

Please keep this Supplement with your records.